CONTRACT ASSETS - Schedule of contract assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CONTRACT ASSETS
Related parties	$ 1,679	$ 1,685
Other trade receivables	3,356	4,330
Contract Assets	$ 5,035	$ 6,015